================================================================================


                                 --------------
                                  ANNUAL REPORT
                                 --------------
                                 April 30, 2000
                                 --------------


                                   Value Line
                                   Convertible
                                   Fund, Inc.




                                     [LOGO]
                               ------------------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Convertible Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

It is with pleasure that we report that your Fund achieved a total return of 33.21% for the fiscal year ended April 30, 2000. The Fund's performance exceeded that of both its peer group and the unmanaged Value Line Convertible Index, which includes over 600 convertible securities and is representative of the convertible market.

                                                                         FYE
                                                                        4/30/00
                                                                        ------
o    Value Line Convertible Fund..................................      33.21%

o    Lipper Convertible Peer Group Average........................      26.67%

o    Value Line Convertible Index.................................       8.40%

o    S&P 500......................................................       8.55%

o    Lehman Brothers Gov/Corp.....................................       0.95%

Since last year's report, the financial markets, led by the NASDAQ and the red-hot technology stocks, have rocketed to incredibly lofty levels, even taking into account the recent correction. The NASDAQ peaked at a record 5048 before ending the April 30 fiscal year at 3860, up 52% for the year. The small cap Russell 2000 recovered well, with a performance gain of 18%. The Dow Jones Industrial Average, however, slipped 1% as so-called "old economy" stocks fell out of favor.

Treasury bond prices, however, fell precipitously with yields jumping from 4.95% to 5.66%, as the Federal Reserve shifted toward a less accommodative monetary policy and began to raise interest rates in order to preempt inflation and cool a strengthening economy. Interest rates as represented by the 10-year Treasury Note climbed 1.45 percentage points, to peak at 6.80% before closing the fiscal year at 6.20%

Your Fund's performance benefited from a strong weighting in the top performing semiconductor, telecommunications and computer sectors, as well as the leaning toward smaller capitalization companies. Your Fund also benefits from an expense ratio of 1.00% that compares favorably with the convertible funds industry average of 1.54%.

Periodic bouts of market turbulence are rarely a pleasant experience. Occasional fluctuations in performance are the price investors usually pay to reap long-term financial rewards. Conversely, this past year's strong performance of the convertible asset class more than offset the anemic results of the prior year. This reinforces our belief that, over the long run, it is sensible to balance the risks in an investment portfolio with a mix of stocks & bonds, including convertibles, to achieve the appropriate degree of overall risk.

Value Line will continue to strive to deliver competitive returns in convertible securities by seeking those securities that offer a favorable risk/return profile with attractive investment fundamentals.

We thank you for your confidence in the Fund and look forward to serving your future investment needs.


                                        Sincerely,


                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        Chairman and President
May 15, 2000

--------------------------------------------------------------------------------
2

                                               Value Line Convertible Fund, Inc.

Convertible Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The American economy continues to perform well as we approach midyear. Evidence of this healthy level of business activity can be found in the strong pace of manufacturing, the continued steady gains in personal income, and the high levels of employment and correspondingly low rate of unemployment. Overall, we estimate that GDP growth will average 4.0%-4.5% during the now-ending second quarter. Thereafter, we would expect the pace of economic activity to moderate somewhat in the final half and during the opening months of 2001, as the succession of interest-hikes voted for by the Federal Reserve finally begins to have its hoped-for effect.

Inflationary pressures, meanwhile, continue to be held in check for the most part, with strong increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, a sustained increase in cost pressures could still evolve over the next few quarters, particularly if energy prices rise further and the expected late-2000 moderation in GDP growth does not evolve as we expect. The Federal Reserve, taking note of this potential for higher prices, meanwhile, is likely to pursue a relatively restrictive monetary path in the months ahead. As such, we now expect the lead bank to vote at least one additional interest rate increase over the course of the current year.

Performance Data:*

                                                      Average         Value of
                                                      Annual         an Assumed
                                                       Total         Investment
                                                      Return         of $10,000
                                                      ------         ----------
 1 year ended 3/31/00 .........................       41.86%          $ 14,186
 5 years ended 3/31/00 ........................       18.91%            23,778
10 years ended 3/31/00 ........................       14.56%            38,934


* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The average annual total returns at April 30, 2000 for the one-year, five-year and ten-year periods were 33.21%, 16.85%, and 13.99%, respectively.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
         Comparison of a change in value of a $10,000 investment in the Value Line Convertible Fund, Inc. and the S&P 500 Index+

                                                              Value Line
                                    S&P 500 Index       Convertible Fund, Inc.
                                    -------------       ----------------------
4/90                                   $ 10,000               $ 10,000
7/90                                   $ 10,864               $ 10,585
10/90                                  $  9,363               $  9,089
1/91                                   $ 10,696               $ 10,154
4/91                                   $ 11,767               $ 10,998
7/91                                   $ 12,258               $ 11,407
10/91                                  $ 12,504               $ 12,215
1/92                                   $ 13,123               $ 12,911
4/92                                   $ 13,417               $ 12,803
7/92                                   $ 13,825               $ 13,189
10/92                                  $ 13,748               $ 13,572
1/93                                   $ 14,511               $ 14,825
4/93                                   $ 14,656               $ 15,128
7/93                                   $ 15,032               $ 15,976
10/93                                  $ 15,803               $ 16,464
1/94                                   $ 16,380               $ 16,834
4/94                                   $ 15,436               $ 15,961
7/94                                   $ 15,808               $ 15,986
10/94                                  $ 16,414               $ 15,915
1/95                                   $ 16,467               $ 15,938
4/95                                   $ 18,132               $ 17,004
7/95                                   $ 19,935               $ 18,290
10/95                                  $ 20,754               $ 18,190
1/96                                   $ 22,834               $ 19,740
4/96                                   $ 23,611               $ 21,437
7/96                                   $ 23,238               $ 21,134
10/96                                  $ 25,755               $ 22,660
1/97                                   $ 28,849               $ 23,660
4/97                                   $ 29,542               $ 23,322
7/97                                   $ 35,350               $ 26,156
10/97                                  $ 34,024               $ 26,822
1/98                                   $ 36,610               $ 27,264
4/98                                   $ 41,676               $ 29,162
7/98                                   $ 42,169               $ 27,988
10/98                                  $ 41,505               $ 25,167
1/99                                   $ 48,504               $ 28,144
4/99                                   $ 50,770               $ 27,809
7/99                                   $ 50,688               $ 28,489
10/99                                  $ 52,159               $ 30,663
1/00                                   $ 53,523               $ 37,004
4/00                                   $ 55,912               $ 37,046
--------------------------------------------------------------------------------

                             From 5/1/90 to 4/30/00

+ The Standard & Poor's 500 Index is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States. The presentation includes reinvested dividends.


--------------------------------------------------------------------------------
4

                                               Value Line Convertible Fund, Inc.

Schedule of Investments                                           April 30, 2000
================================================================================

     Principal
      Amount                                                          Value
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES (53.0%)
                  ADVERTISING (1.3%)
    $  500,000    Getty Images, Inc. Series
                     144A, 5%, 3/15/07*..................          $    358,750
     1,000,000    Young & Rubicam, Inc.
                     Series 144A,
                     3%, 1/15/05*........................               985,000
                                                                   ------------
                                                                      1,343,750

                  CABLE TV (1.5%)
     1,000,000    EchoStar Communications
                     Corp.  Series 144A,
                     4 7/8%, 1/1/07*.....................             1,520,000

                  COMPUTER &
                    PERIPHERALS (1.7%)
     1,500,000    Juniper Networks, Inc.
                     4 3/4%, 3/15/07.....................             1,374,375
       500,000    Redback Networks, Inc.
                     Series 144A,
                     5%, 4/1/07*.........................               353,750
                                                                   ------------
                                                                      1,728,125

                  COMPUTER SOFTWARE
                    & SERVICES (7.9%)
       500,000    Affiliated Computer
                     Services, Inc.
                     4%, 3/15/05.........................               481,250
       500,000    BEA Systems, Inc. Series
                     144A, 4%, 12/15/06*.................               770,000
       500,000    CheckFree Holdings Corp.
                     Series 144A, 6 1/2%,
                     12/1/06*............................               471,875
     1,000,000    Citrix Systems Inc. Zero
                     Coupon, 3/22/19.....................               855,000
       250,000    Comverse Technology,
                     Inc. 4 1/2%, 7/1/05.................             1,031,875
       500,000    i2 Technologies, Inc.
                     5 1/4%, 12/15/06....................               930,000
       500,000    Rational Software Corp.
                     Series 144A,
                     5%, 2/1/07*.........................               669,375
       500,000    Siebel Systems, Inc.
                     5 1/2%, 9/15/06.....................             1,383,125
       500,000    USinternetworking, Inc.
                     7%, 11/1/04.........................               841,250
       250,000    Veritas Software Corp.
                     1.856%, 8/13/06.....................               764,375
                                                                   ------------
                                                                      8,198,125

                  DRUG (4.8%)
     1,000,000    Athena Neurosciences, Inc.
                     4 3/4%, 11/15/04....................             1,305,000
       500,000    Cor Theraputics, Inc.
                     Series 144A,
                     5%, 3/1/07*.........................               608,125
       500,000    CuraGen Corp. Series
                     144A, 6%, 2/2/07*...................               294,375
       500,000    Human Genome Sciences,
                     Inc. Series 144A,
                     3 3/4%, 3/15/07*....................               292,500
       250,000    ImClone Systems, Inc.
                     Series 144A,
                     5 1/2%, 3/1/05*.....................               236,250
       500,000    Inhale Therapeutic
                     Systems
                     6 3/4%, 10/13/06....................               997,500
       500,000    Invitrogen Corp. Series
                     144A, 5 1/2%, 3/1/07*...............               442,500
       600,000    Millennium
                     Pharmaceuticals, Inc.
                     5 1/2%, 1/15/07.....................               633,000
       500,000    ViroPharma, Inc. Series
                     144A, 6%, 3/1/07*...................               196,250
                                                                   ------------
                                                                      5,005,500


--------------------------------------------------------------------------------
                                                                               5

Value Line Convertible Fund, Inc.

Schedule of Investments
================================================================================

     Principal
      Amount                                                          Value
--------------------------------------------------------------------------------
                  ELECTRICAL
                    EQUIPMENT (0.5%)
    $  500,000    Semtech Corp.
                     Series 144A,
                     4 1/2%, 2/1/07*.....................          $    489,375

                  ELECTRONICS (4.6%)
       500,000    ACT Manufacturing, Inc.
                     Series 144A,
                     7%, 4/15/07*........................               510,000
       500,000    Gilat Satellite Networks
                     Ltd. Series 144A,
                     4 1/4%, 3/15/05*.....................               360,625
     1,000,000    SCI Systems, Inc.
                     3%, 3/15/07.........................             1,146,250
       250,000    Safeguard Scientifics, Inc.
                     5%, 6/15/06.........................               466,875
       500,000    Sanmina Corp.
                     4 1/4%, 5/1/04......................               739,375
     2,000,000    Solectron Corp. Zero
                     Coupon, 1//27/19....................             1,540,000
                                                                   ------------
                                                                      4,763,125

                  ENTERTAINMENT
                    (1.2%)
     1,000,000    Clear Channel
                     Communications, Inc.
                     2 5/8%, 4/1/03......................             1,275,000

                  FOREIGN
                    TELECOMMUNICATIONS
                    (1.6%)
       500,000    Global TeleSystems
                     Group, Inc.
                     5 3/4%, 7/1/10......................               329,375
     1,000,000    Telefonos de Mexico S.A.
                     de CV 4 1/4%, 6/15/04...............             1,375,000
                                                                   ------------
                                                                      1,704,375

                  INSURANCE--
                    PROPERTY/
                    CASUALTY (2.6%)
     1,000,000    Berkshire Hathaway, Inc.
                     1%, 12/2/01.........................             2,675,000

                  INTERNET (3.0%)
     2,000,000    America Online, Inc.
                     Zero Coupon, 12/6/19................             1,050,000
       500,000    At Home Corp.
                     Series 144A,
                     4 3/4%, 12/15/06*...................               332,500
       500,000    DoubleClick Inc.
                     4 3/4%, 3/15/06.....................               966,875
       500,000    Internet Capital Group,
                     Inc. 5 1/2%, 12/21/04...............               321,875
       150,000    VerticalNet, Inc.
                     5 1/4%, 9/27/04.....................               441,000
                                                                   ------------
                                                                      3,112,250

                  MEDICAL SERVICES
                    (0.6%)
       250,000    Affymetrix, Inc.
                     5%, 10/1/06.........................               318,438
       500,000    Wellpoint Health
                     Networks, Inc.
                     Zero Coupon, 7/2/19.................               340,000
                                                                   ------------
                                                                        658,438

                  MEDICAL SUPPLIES
                    (1.2%)
     1,000,000    Centocor, Inc.
                     4 3/4%, 2/15/05.....................             1,240,000

                  OILFIELD SERVICES/
                    EQUIPMENT (1.1%)
     1,000,000    Diamond Offshore Drilling,
                     Inc. 3 3/4%, 2/15/07................             1,143,750



--------------------------------------------------------------------------------
6

                                               Value Line Convertible Fund, Inc.

                                                                  April 30, 2000
================================================================================

     Principal
      Amount                                                          Value
--------------------------------------------------------------------------------
                  PETROLEUM--
                    INTEGRATED (0.5%)
    $  500,000    Kerr-McGee Corp.
                     5 1/4%, 2/15/10.....................          $    540,000

                  PETROLEUM--
                    PRODUCING (1.1%)
     2,000,000    Anadarko Petroleum Corp.
                     Zero Coupon, 3/07/20................             1,165,000

                  R.E.I.T. (0.9%)
     1,000,000    Healthcare Realty Trust,
                     Inc. 6.55%, 3/14/02.................               897,500

                  RETAIL--
                    SPECIAL LINES
                    (0.9%)
     1,000,000    AnnTaylor Stores Corp.
                     0.55%, 6/18/19......................               413,750
       500,000    Charming Shoppes, Inc.
                     7 1/2%, 7/15/06.....................               506,250
                                                                   ------------
                                                                        920,000

                  RETAIL STORE (1.2%)
     1,000,000    Costco Companies Inc.
                     Zero Coupon, 8/19/17................             1,268,750

                  SEMICONDUCTOR
                    (7.7%)
       500,000    ASM Lithography
                     Holding N.V.
                     Series 144A,
                     4 1/4%, 11/30/04*...................               613,125
       250,000    Advanced Energy
                     Industries, Inc.
                     5 1/4%, 11/15/06....................               385,937
       500,000    Amkor Technology, Inc.
                     Series 144A,
                     5%, 3/15/07*........................               611,250
       250,000    Burr-Brown Corp.
                     Series 144A,
                     4 1/4%, 2/15/07*....................               325,313
       250,000    Conexant Systems, Inc.
                     4 1/4%, 5/1/06......................               665,625
       250,000    Cypress Semiconductor
                     Corp. 4%, 2/1/05....................               331,875
       500,000    General Semiconductor,
                     Inc. 5 3/4%, 12/15/06...............               692,500
       500,000    LSI Logic Corp.
                     4%, 2/15/05.........................               565,625
       500,000    Lattice Semiconductor
                     Corp. 4 3/4%, 11/1/06...............               863,750
       500,000    Level One
                     Communications, Inc.
                     4%, 9/1/04..........................             2,067,500
     1,000,000    Vitesse Semiconductor
                     Corp.  Series 144A,
                     4%, 3/15/05*........................               868,750
                                                                   ------------
                                                                      7,991,250

                  SEMICONDUCTOR
                    CAPITAL
                    EQUIPMENT (0.9%)
       500,000    Kulicke & Soffa Industries,
                     Inc. 4 3/4%, 12/15/06...............               921,250

                  TELECOMMUNICATIONS
                    EQUIPMENT (1.0%)
       500,000    American Tower Corp.
                     2 1/4%, 10/15/09....................               695,000
       500,000    Efficient Networks, Inc.
                     Series 144A,
                     5%, 3/15/05*........................               329,375
                                                                   ------------
                                                                      1,024,375


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments
================================================================================

     Principal
      Amount                                                          Value
--------------------------------------------------------------------------------
                  TELECOMMUNICATION
                    SERVICES (5.2%)
    $1,000,000    Bell Atlantic Financial
                     Services Inc.
                     Series 144A,
                     4 1/4%, 9/15/05*....................          $  1,257,500
       200,000    CoreComm Ltd.
                     6%, 10/1/06.........................               256,250
       500,000    ITC DeltaCom, Inc.
                     4 1/2%, 5/15/06.....................               694,375
     1,000,000    Level 3 Communications,
                     Inc. 6%, 3/15/10....................               896,250
       500,000    NTL Inc. Series 144A,
                     5 3/4%, 12/15/09*...................               439,375
     1,000,000    Nextel Communications,
                     Inc. Series 144A,
                     5 1/4%, 1/15/10*....................               975,000
     1,000,000    Primus
                     Telecommunications
                     Group, Inc. Series 144A,
                     5 3/4%, 2/15/07*....................               851,250
                                                                   ------------
                                                                      5,370,000
                                                                   ------------

                  TOTAL CONVERTIBLE
                  CORPORATE BONDS
                  & NOTES
                  (Cost $44,407,775) ....................          $ 54,954,938
                                                                   ------------


      Shares                                                          Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (21.1%)
                     BANK (2.1%)
        10,000    Banco Commercial
                     Portugues S.A.
                     $4.00 exchangeable
                     Series "A"..........................          $    955,000
        50,000    National Australia Bank
                     Ltd. Cap Units 7 7/8%,
                     exchangeable Pfd....................             1,246,875
                                                                   ------------
                                                                      2,201,875

                  CABLE TV (1.9%)
         5,000    Adelphia Communications
                     Corp.  5 1/2%,
                     Series "D" Pfd......................               768,750
         7,000    Comcast Corp. 2%
                     10/15/29 (exchangeable
                     into Sprint Corporation--
                     PCS Group)..........................               730,625
         2,500    Pegasus Communications
                     Corp.  6 1/2%,
                     Series "C" Pfd......................               261,875
         4,000    UnitedGlobalCom, Inc.
                     7%, Series "D" Pfd..................               198,500
                                                                   ------------
                                                                      1,959,750

                  ELECTRIC UTILITY--
                    CENTRAL (0.7%)
        10,000    AES Trust III 6 3/4%,
                     Series 144A, Pfd.*..................               713,125

                  ELECTRIC UTILITY--
                    WEST (0.8%)
        10,000    Calpine Capital Trust
                     5 3/4%, Pfd.........................               841,250

                  ELECTRONICS (1.0%)
        20,000    Titan Capital Trust 5 3/4%,
                     Series 144A Pfd.*...................             1,040,000



--------------------------------------------------------------------------------
8

                                               Value Line Convertible Fund, Inc.

                                                                  April 30, 2000
================================================================================

      Shares                                                          Value
--------------------------------------------------------------------------------
                  ENTERTAINMENT (0.8%)
         4,000    Emmis Communications
                     Corp. 6 1/4%,
                     Series "A" Pfd......................          $    240,000
        10,000    Entercom Communications
                     Capital Trust 61/4%, Pfd. ..........               547,500
                                                                   ------------
                                                                        787,500

                  INSURANCE--LIFE (2.2%)
        40,000    MetLife Capital Trust I
                     8%, Pfd.............................             2,237,500

                  INTERNET (1.2%)
        20,000    PSINet, Inc. 6 3/4%,
                     Series "C" Pfd......................               925,000
         5,000    Rhythms Netconnections,
                     Inc. 6 3/4%,
                     Series 144A Pfd.*...................               328,125
                                                                   ------------
                                                                      1,253,125
                  PACKAGING &
                    CONTAINER (1.5%)
        30,000    Sealed Air Corp. $2.00
                     exchangeable
                     Series "A" Pfd......................             1,605,000

                  PETROLEUM--
                    PRODUCING (0.9%)
        20,000    Apache Corp. 6 1/2%,
                     Series "C" Pfd......................               886,250

                  RAILROAD (0.6%)
        14,500    Union Pacific Capital
                     Trust 6 1/4%, Pfd...................               605,375

                  RECREATION (0.4%)
        10,000    AMCV Capital Trust I
                     7%, Pfd.............................               428,750

                  TELECOMMUNICATIONS
                    EQUIPMENT (0.6%)
        20,000    Loral Space &
                     Communications Ltd.
                     6%, Series 144A Pfd.*...............               647,500

                  TELECOMMUNICATION
                    SERVICES (5.3%)
        10,000    BroadWing Inc.
                     6 3/4%, Pfd.........................               491,875
        15,000    DECS Trust VI 6 1/4%,
                     exchangeable Pfd.
                     (exchangeable into
                     Metromedia
                     Fiber Network, Inc.) ...............               798,750
         5,000    Global Crossing Ltd. 6 3/8%,
                     Series 144A Pfd.*...................               442,500
        10,000    Globalstar
                     Telecommunications Ltd.
                     7%, Series "B"
                     144A Pfd.*..........................               245,000
        10,000    ICG Communications, Inc.
                     6 3/4%, Pfd.........................               627,500
        10,000    MGC Communications Inc.
                     7 1/4%, Series "D" Pfd..............               472,500
         2,000    McLeodUSA, Inc. 6 3/4%,
                     Series "A" Pfd......................             1,250,000
        20,000    MediaOne Group, Inc.
                     7%, exchangeable Pfd................               911,250
         7,500    Network Plus Corp.
                     7 1/2%, Pfd.........................               275,625
                                                                   ------------
                                                                      5,515,000
                  THRIFT (1.1%)
        15,000    Bank United Corp.
                     8%, Pfd.............................               661,875
        10,000    Sovereign Capital Trust II
                     7 1/2%, Unit (consisting
                     of 1 share 7 1/2%,
                     preferred stock and
                     1 warrant to purchase
                     5.3355 shares common)...............               469,375
                                                                   ------------
                                                                      1,131,250
                                                                   ------------

                  TOTAL CONVERTIBLE
                  PREFERRED STOCKS
                  (Cost $20,716,892) ....................            21,853,250
                                                                   ------------


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments
================================================================================

      Shares                                                          Value
--------------------------------------------------------------------------------
COMMON STOCKS (3.5%)
                     COMPUTER &
                       PERIPHERALS (2.7%)
        20,000    Cisco Systems, Inc.**..................          $  1,386,562
        10,000    EMC Corp.**............................             1,389,375
                                                                   ------------
                                                                      2,775,937

                  RETAIL BUILDING
                    SUPPLY (0.8%)
        15,000    Home Depot, Inc. (The).................               840,938

                  TELECOMMUNICATION
                    SERVICES (0.0%)
         1,314    McLeodUSA, Inc.
                     Class "A"**.........................                32,855
                                                                   ------------

                  TOTAL COMMON
                  STOCKS
                  (Cost $1,427,776) .....................             3,649,730
                                                                   ------------

                  TOTAL INVESTMENT
                  SECURITIES (77.6%)
                  (Cost $66,552,443) ....................            80,457,918
                                                                   ------------


     Principal
      Amount                                                          Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (23.7%)
(including accrued interest)
    $8,000,000    Collateralized by $6,363,000
                     U.S. Treasury Bonds 8 3/4%,
                     due 5/15/17, with a value
                     of $8,218,057 (with
                     Warburg Dillon Read LLC,
                     5.68%, dated 4/28/00,
                     due 5/1/00, delivery
                     value $8,003,787)...................          $  8,003,787
     8,000,000    Collateralized by $8,250,000
                     U.S. Treasury Notes 6 1/8%,
                     due 8/15/07, with a value
                     of $8,186,338 (with State
                     Street Bank & Trust
                     Company, 5.67%, dated
                     4/28/00, due 5/1/00, delivery
                     value $8,003,780)...................             8,003,780
     8,600,000    Collateralized by $8,450,000
                     U.S. Treasury Bonds 8 1/4%,
                     due 5/15/05, with a value
                     of $8,773,924 (with Morgan
                     Stanley Dean Witter &
                     Co., 5.65%, dated 4/28/00,
                     due 5/1/00, delivery
                     value $8,604,049)...................             8,604,049
                                                                   ------------
TOTAL REPURCHASE
AGREEMENTS (Cost $24,611,616) ...........................            24,611,616
                                                                   ------------
EXCESS OF LIABILITIES OVER
CASH AND RECEIVABLES (-1.3%) ............................            (1,310,866)
                                                                   ------------

NET ASSETS (100.0%) .....................................          $103,758,668
                                                                   ============
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($103,758,668 / 6,267,992
shares outstanding) .....................................          $      16.55
                                                                   ============

* Pursuant to Rule 144A under the Securities Act of 1933, this Security can only be sold to qualified institutional investors.

**   Non-income producing.



See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                               Value Line Convertible Fund, Inc.


Statement of Assets and Liabilities
at April 30, 2000
================================================================================

Assets:
Investment securities, at value
  (Cost--$66,552,443) ..................................          $  80,457,918
Repurchase agreements
  (Cost--$24,611,616) ..................................             24,611,616
Cash ...................................................                 77,369
Receivable for capital shares sold .....................              1,188,069
Interest and dividends receivable ......................                504,952
                                                                  -------------
    Total Assets .......................................            106,839,924
                                                                  -------------
Liabilities:
Payable for capital shares
  repurchased ..........................................              2,965,398
Accrued expenses:
  Advisory fee .........................................                 59,158
  Other ................................................                 56,700
                                                                  -------------
    Total Liabilities ..................................              3,081,256
                                                                  -------------
Net Assets .............................................          $ 103,758,668
                                                                  =============
Net assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000,
  outstanding 6,267,992 shares) ........................          $   6,267,992
Additional paid-in capital .............................             73,828,759
Undistributed net investment income ....................                379,255
Undistributed net realized gain
  on investments .......................................              9,377,187
Net unrealized appreciation
  of investments .......................................             13,905,475
                                                                  -------------
    Net Assets .........................................          $ 103,758,668
                                                                  =============
    Net Asset Value, Offering and
      Redemption Price per
      Outstanding Share
      ($103,758,668 / 6,267,992
      shares outstanding) ..............................          $       16.55
                                                                  =============


Statement of Operations
for the year ended April 30, 2000
================================================================================

Investment Income:
Interest ...............................................          $   2,342,605
Dividends ..............................................                853,132
                                                                  -------------
    Total Income .......................................              3,195,737
                                                                  -------------
Expenses:
Advisory fee ...........................................                599,379
Auditing and legal fees ................................                 39,364
Transfer agent .........................................                 37,805
Custodian fees .........................................                 29,450
Printing ...............................................                 26,658
Registration and filing fees ...........................                 18,773
Postage ................................................                 14,078
Directors' fees and expenses ...........................                 12,438
Insurance, dues and other ..............................                  8,127
Telephone ..............................................                  6,583
                                                                  -------------
    Total Expenses before
      custody credits ..................................                792,655
    Less: custody credits ..............................                 (6,679)
                                                                  -------------
    Net Expenses .......................................                785,976
                                                                  -------------
Net Investment Income ..................................              2,409,761
                                                                  -------------
Net Realized and Unrealized
  Gain on Investments:
    Net Realized Gain ..................................             15,545,541
    Change in Net Unrealized
      Appreciation .....................................              5,770,571
                                                                  -------------
Net Realized Gain and Change
  in Net Unrealized Appreciation
  on Investments .......................................             21,316,112
                                                                  -------------
Net Increase in Net Assets
  from Operations ......................................          $  23,725,873
                                                                  =============


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Statement of Changes in Net Assets
for the years ended April 30, 2000 and 1999
================================================================================

                                                                  Year Ended       Year Ended
                                                                April 30, 2000   April 30, 1999
                                                                -------------------------------
Operations:
  Net investment income .....................................   $   2,409,761    $   3,168,591
  Net realized gain (loss) on investments ...................      15,545,541       (6,168,354)
  Change in net unrealized appreciation .....................       5,770,571         (952,017)
                                                                ------------------------------
  Net increase (decrease) in net assets from operations .....      23,725,873       (3,951,780)
                                                                ------------------------------

Distributions to Shareholders:
  Net investment income .....................................      (2,174,561)      (3,431,409)
  Net realized gain from investment transactions ............            --         (3,713,370)
                                                                ------------------------------
  Total distributions .......................................      (2,174,561)      (7,144,779)
                                                                ------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................     342,538,029      176,887,275
  Proceeds from reinvestment of distributions to shareholders       1,781,292        5,916,259
  Cost of shares repurchased ................................    (331,389,237)    (200,108,922)
                                                                ------------------------------
  Net increase (decrease) from capital share transactions ...      12,930,084      (17,305,388)
                                                                ------------------------------

Total Increase (Decrease) in Net Assets .....................      34,481,396      (28,401,947)

Net Assets:
  Beginning of year .........................................      69,277,272       97,679,219
                                                                ------------------------------
  End of year ...............................................   $ 103,758,668    $  69,277,272
                                                                ==============================

Undistributed net investment income, at end of year .........   $     379,255    $     144,055
                                                                ==============================



See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                               Value Line Convertible Fund, Inc.

Notes to Financial Statements                                     April 30, 2000
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value  Line  Convertible  Fund,  Inc.  (the  "Fund")  is  registered  under  the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Fund's securities are valued by an independent pricing service approved by the Fund's Board of Directors. Securities for which quotations are not available from the pricing service are valued at the mean between the latest available and representative asked and bid prices provided by dealers in such securities. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Notes to Financial Statements                                     April 30, 2000
--------------------------------------------------------------------------------

2.   Capital Share Transactions.

Transactions in capital stock were as follows:

                                                  Year ended         Year ended
                                                   April 30,          April 30,
                                                     2000               1999
                                                 ------------------------------
Shares sold ...............................        22,847,309        13,575,401
Shares issued to shareholders
  in reinvestment of
  dividends ...............................           119,957           477,763
                                                 ------------------------------

                                                   22,967,266        14,053,164
Shares repurchased ........................        22,123,684        15,226,596
                                                 ------------------------------
Net increase (decrease) ...................           843,582        (1,173,432)
                                                 ==============================


3    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                  Year ended
                                                                April 30, 2000
                                                                --------------

PURCHASES:
  Investment Securities ................................         $81,306,201
                                                                 ===========

SALES OR REDEMPTIONS:
  Investment Securities ................................         $85,870,357
                                                                 ===========

At April 30, 2000 the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $91,164,059. The aggregate appreciation and depreciation of investments at April 30, 2000, based on a comparison of investment values and their costs for federal income tax purposes, was $18,617,765 and $4,712,290 respectively, resulting in a net appreciation of $13,905,475.

4.   Investment Advisory Contract, Management Fees, and Transactions with
     Affiliates

An advisory fee of $599,379 was paid or payable to Value Line, Inc. (the Adviser), for the year ended April 30, 2000. This was computed at the annual rate of 3/4 of 1% of average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

For the year ended April 30, 2000, the Fund's expenses were reduced by $6,679 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund.

The Adviser and/or affiliated companies owned 451,302 shares of the Fund's capital stock, representing 7.2% of the outstanding shares at April 30, 2000. In addition, certain officers and directors of the Fund owned 75,856 shares of the Fund, representing 1.2% of the outstanding shares.


--------------------------------------------------------------------------------
14

                                               Value Line Convertible Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                                 Years Ended April 30,
                                               ------------------------------------------------------------------------------------
                                                    2000               1999              1998              1997              1996
                                               ------------------------------------------------------------------------------------
Net asset value, beginning of  year ........   $     12.77        $     14.80       $     13.07       $     14.10       $     11.79
                                               ------------------------------------------------------------------------------------

  Income (loss) from
    investment operations:
    Net investment income ..................           .43                .57               .65               .70               .66
    Net gains or losses on securities
      (both realized and unrealized) .......          3.75              (1.33)             2.50               .50              2.33
                                               ------------------------------------------------------------------------------------
    Total from investment operations .......          4.18               (.76)             3.15              1.20              2.99
                                               ------------------------------------------------------------------------------------

  Less distributions:
    Dividends from net investment
      income ...............................          (.40)              (.60)             (.67)             (.65)             (.68)
    Distributions from net realized gains ..          --                 (.67)             (.75)            (1.58)             --
                                               ------------------------------------------------------------------------------------
    Total distributions ....................          (.40)             (1.27)            (1.42)            (2.23)             (.68)
                                               ------------------------------------------------------------------------------------
Net asset value, end of year ...............   $     16.55        $     12.77       $     14.80       $     13.07       $     14.10
                                               ====================================================================================
Total return ...............................         33.21%             -4.64%            25.04%             8.80%            26.07%
                                               ====================================================================================

Ratios/Supplemental Data:
Net assets, end of year (in thousands) .....   $   103,759        $    69,277       $    97,679       $    68,684       $    72,620
Ratio of expenses to average net assets ....          1.00%(2)           1.00%(1)           .98%(1)          1.01%(1)          1.08%
Ratio of net investment income
  to average net assets ....................          3.03%              3.98%             4.63%             4.94%             5.14%
Portfolio turnover rate ....................           127%               123%              111%              164%              129%

(1)  Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses net of custody credits would have been 0.99%


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line Convertible Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Convertible Fund, Inc. (the "Fund") at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York 10036
June 5, 2000


--------------------------------------------------------------------------------
                 Federal Tax Status of Distributions (unaudited)

For corporate taxpayers 9.83% of the ordinary income distributions paid during the calendar year 1999 qualify for the corporate dividends received deductions.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      John W. Chandler
                      David H. Porter
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Bruce H. Alston
                      Vice President
                      Nathan N. J. Grant
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


                                                                         #513515